Subsequent Events (Narrative) (Details) BRL in Thousands, $ in Thousands						1 Months Ended
	Apr. 26, 2016 BRL	Apr. 26, 2016 USD ($)	Apr. 21, 2016	Apr. 08, 2016	Mar. 29, 2016 BRL lender	Nov. 30, 2015	Mar. 29, 2016 USD ($) lender
2016 Notes [Member]
Subsequent Event [Line Items]
Redemption of debt, percentage of principal amount redeemed						6.97%
Redemption price (as a percent)						93.75%
2016 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Currency conversion ratio (in BRL per USD)	3.5503	3.5503
Payments for extinguishment of debt	BRL 421,765	$ 118,797
Notes Tendered on or before April 21, 2016 [Member] | 2016 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption of debt, percentage of principal amount redeemed			67.29%
Redemption price (as a percent)				103.00%
Notes tendered from April 21, 2016 to May 5, 2016 [Member] | 2016 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption price (as a percent)				100.00%
Subsidiaries [Member] | Secured Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, term					4 years
Long-term debt					BRL 613,850		$ 167,262
Number of lenders					5		5
Currency conversion ratio (in BRL per USD)					3.67
Subsidiaries [Member] | Interbank Market Reference Rate [Member] | Secured Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Basis point spread on variable rate (as a percent)					4.50%		4.50%